Segment Information:	12 Months Ended
Dec. 31, 2021
Segment information:
Segment information:

Note 2 - Segment information:

The Company is a Mexican entity that was incorporated in April 1998 as a wholly-owned entity of the federal public government to administrate, operate, maintain and develop nine airports in the Southeast of Mexico. The nine airports are located in the following cities: Cancun, Cozumel, Mérida, Huatulco, Oaxaca, Veracruz, Villahermosa, Tapachula and Minatitlán. Until 2020, the Company operates two companies that provide administrative services: Servicios Aeroportuarios del Sureste, S. A. and C. V. and RH Asur, S. A. de C. V. During 2021 the employees were transferred to the corresponding airport in Mexico where they provide their services. (See Note 4.2).

In addition, Cancun Airport holds an interest in the following subsidiaries: 100% in Caribbean Logistic,       S. A. de C. V. and Cargo RF, S. A. de C. V, companies providing storage services, handling services, warehousing and custody of foreign trade merchandise and the related to the premises inspected at airports concessioned to third parties, as well as Cancun Airport Services, S. A. de C. V., whose main activity is to establish and operate shops, for the sale of all type of products.

As mentioned in Note 1, the Company controls through its equity interest 60% in Aerostar and 100% in Airplan.

See information by segments is shown as follows:

											Holding &				Consolidation
Year ended on December 31, 2019	Cancún		Aerostar (*)		Airplan (**)		Mérida		Villahermosa		Services		Other		adjustments		Total
Revenue from contracts with clients:
Aeronautical revenue	Ps.	4,550,164	Ps.	1,870,428	Ps.	1,391,657	Ps.	579,727	Ps.	251,468			Ps.	953,531			Ps.	9,596,975
Non-aeronautical revenue		4,024,354		1,100,573		507,076		129,527		58,270	Ps.	1,748,731		169,120	Ps.	(1,749,181)		5,988,470
Revenue for construction services		249,127		335,148		175,998		134,104		57,225		284,591		—		1,236,193
Operating profit		5,355,787		1,068,148		441,413		384,115		152,041		585,440		494,350		—		8,481,294
Non-current assets		17,533,430		19,454,107		5,836,603		1,780,146		1,003,909		30,598,817		4,628,280		(31,165,267)		49,670,025
Total assets		21,463,802		20,468,947		6,573,460		1,981,396		1,301,195		31,343,675		5,548,880		(31,165,474)		57,515,881
Total liabilities		5,383,343		8,807,985		4,161,205		(27,836)		78,227		244,152		97,834		(206)		18,744,704
Improvements to assets under concession and acquisition of furniture and equipment in the period		1,076,257		376,649		176,335		407,684		117,405		—		460,534		—		2,614,864
Amortization and depreciation		(463,988)		(659,873)		(482,130)		(48,371)		(30,693)		(7,194)		(144,648)		—		(1,836,897)
Revenue recognized At point in time:
Aeronautical revenue		3,933,693		1,369,066		1,322,648		530,736		229,217		—		870,622		—		8,255,982
Non-aeronautical revenue		662,485		233,106		—		—		—		—		—		—		895,591
Total	Ps.	4,596,178	Ps.	1,602,172	Ps.	1,322,648	Ps.	530,736	Ps.	229,217		—	Ps.	870,622		—	Ps.	9,151,573
Over a period time:
Aeronautical revenue		616,471		501,362		69,009		48,991		22,251				82,909				1,340,993
Non-aeronautical revenue		3,361,869		867,467		507,076		129,527		58,270		1,748,731		169,120		(1,749,181)		5,092,879
Revenue for construction services		249,127		335,148		175,998		134,104		57,225		—		284,591		—		1,236,193
Total	Ps.	4,227,467	Ps.	1,703,977	Ps.	752,083	Ps.	312,622	Ps.	137,746	Ps.	1,748,731	Ps.	536,620	Ps.	(1,749,181)	Ps.	7,670,065

(*)       Subsidiary located in Puerto Rico.

(**)     Subsidiary located in Colombia.

Year ended on											Holding &				Consolidation
December 31, 2020	Cancún		Aerostar (*)		Airplan (**)		Mérida			Villahermosa	Services		Other		adjustments		Total
Revenue from contracts with clients:
Aeronautical revenue	Ps.	2,218,230	Ps.	1,808,102	Ps.	488,981	Ps.	281,659	Ps.	132,751			Ps.	482,695			Ps.	5,412,418
Non-aeronautical revenue		2,252,157		740,450		296,961		90,431		42,103	Ps.	1,265,920		133,496	Ps.	(1,266,291)		3,555,227
Revenue for construction services		1,855,747		353,686		6,918		728,718		154,155				557,862				3,657,086
Operating profit		2,079,965		923,518		(242,234)		95,167		40,020		327,631		52,109				3,276,176
Non-current assets		18,899,582		20,229,990		5,604,037		2,426,454		1,097,864		33,164,914		5,029,721		(33,757,400)		52,695,162

Total assets		22,406,388		21,630,906		6,090,371		2,913,304		1,345,826		33,834,595		5,947,221		(33,757,400)		60,411,211

Total liabilities		5,557,692		8,934,439		3,826,600		49,910		78,198		184,800		86,366				18,718,005
Improvements to assets under concession and acquisition of furniture and equipment in the period		1,720,381		400,500		6,918		570,940		118,736				511,085				3,328,560

Amortization and depreciation		(487,333)		(746,524)		(461,563)		(49,427)		(31,897)		(6,976)		(151,046)				(1,934,766)
Revenue recognized
At point in time:
Aeronautical revenue		1,888,076		953,715		459,655		254,210		120,688				439,320				4,115,664
Non-aeronautical revenue		319,367		142,135														461,502
Total	Ps.	2,207,443	Ps.	1,095,850	Ps.	459,655	Ps.	254,210	Ps.	120,688			Ps.	439,320			Ps.	4,577,166
Over a period time:
Aeronautical revenue		330,154		854,387		29,326		27,449		12,063				43,375				1,296,754
Non-aeronautical revenue		1,932,790		598,315		296,961		90,431		42,103		1,265,920		133,496		(1,266,291)		3,093,725
Revenue for construction services		1,855,747		353,686		6,918		728,718		154,155				557,862				3,657,086
Total	Ps.	4,118,691	Ps.	1,806,388	Ps.	333,205	Ps.	846,598	Ps.	208,321	Ps.	1,265,920	Ps.	734,733	Ps.	(1,266,291)	Ps.	8,047,565

(*)    Subsidiary located in Puerto Rico.

(**)  Subsidiary located in Colombia.

Year ended on											Holding &				Consolidation
December 31, 2021	Cancún		Aerostar (*)		Airplan (**)		Mérida		Villahermosa		Services		Other		adjustments		Total
Revenue from contracts with clients:
Aeronautical revenue	Ps.	4,644,489	Ps.	2,027,188	Ps.	1,174,762	Ps.	467,065	Ps.	211,238			Ps.	883,857			Ps.	9,408,599
Non-aeronautical revenue		4,038,222		1,394,346		450,604		129,797		49,410	Ps.	1,191,810		167,517	Ps.	(1,191,810)		6,229,896
Revenue for construction services		1,210,514		231,301		6,261		795,208		123,936				778,946				3,146,166
Operating profit		5,406,719		1,526,642		430,817		247,576		95,027		546,457		404,436				8,657,674
Non-current assets		20,142,279		20,330,478		4,634,795		3,220,164		1,246,279		36,791,385		5,754,925		(37,842,891)		54,277,414

Total assets		26,169,097		22,988,431		5,556,098		3,562,271		1,456,118		37,190,823		6,750,781		(37,842,891)		65,830,728

Total liabilities		7,480,794		8,876,260		3,255,579		30,724		101,020		70,852		245,443				20,060,672

Improvements to assets under concession and acquisition of furniture and equipment in the period		1,535,850		230,344		4,537		899,603		179,968		—		826,417				3,676,719
Amortization and depreciation		(546,795)		(740,075)		(445,236)		(53,733)		(35,601)		(1,677)		(170,225)				(1,993,342)
Revenue recognized
At point in time:
Aeronautical revenue		4,009,238		1,588,161		1,142,604		429,884		191,766				814,057				8,175,710
Non-aeronautical revenue		687,390		316,942										—				1,004,332
Total	Ps.	4,696,628	Ps.	1,905,103	Ps.	1,142,604	Ps.	429,884	Ps.	191,766			Ps.	814,057			Ps.	9,180,042

Over a period time:
Aeronautical revenue		635,251		439,027		32,158		37,181		19,472				69,800				1,232,889
Non-aeronautical revenue		3,350,832		1,077,404		450,604		129,797		49,410		1,191,810		167,517		(1,191,810)		5,225,564
Revenue for construction services		1,210,514		231,301		6,261		795,208		123,936				778,946				3,146,166
Total	Ps.	5,196,597	Ps.	1,747,732	Ps.	489,023	Ps.	962,186	Ps.	192,818	Ps.	1,191,810	Ps.	1,016,263	Ps.	(1,191,810)	Ps.	9,604,619

(*)    Subsidiary located in Puerto Rico

(**)  Subsidiary located in Colombia